AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks
Aerospace & Defense — 1.1%
Kratos Defense & Security Solutions, Inc.*	260,419	$7,104,230
Mercury Systems, Inc.*	59,381	4,195,268
		11,299,498
Air Freight & Logistics — 0.8%
Echo Global Logistics, Inc.*	121,230	3,807,834
Forward Air Corp.	51,376	4,562,703
		8,370,537
Airlines — 0.1%
Sun Country Airlines Holdings, Inc.*(a)	42,704	1,463,893
Auto Components — 0.5%
Visteon Corp.*	37,085	4,522,516
Automobiles — 0.4%
Winnebago Industries, Inc.	55,772	4,278,270
Banks — 4.0%
Eastern Bankshares, Inc.(a)	404,787	7,808,341
Live Oak Bancshares, Inc.	68,447	4,687,935
OceanFirst Financial Corp.	175,226	4,194,910
Pacific Premier Bancorp, Inc.	211,833	9,202,026
Silvergate Capital Corp. (Class A Stock)*	24,209	3,441,794
South State Corp.	45,835	3,598,506
Webster Financial Corp.	128,594	7,086,815
		40,020,327
Biotechnology — 12.6%
Adagene, Inc. (China), ADR*	90,400	1,622,680
Adverum Biotechnologies, Inc.*(a)	167,702	1,653,542
Allogene Therapeutics, Inc.*(a)	49,273	1,739,337
ALX Oncology Holdings, Inc.*(a)	34,469	2,541,744
Applied Therapeutics, Inc.*(a)	121,056	2,270,405
Arena Pharmaceuticals, Inc.*	97,691	6,778,778
Argenx SE (Netherlands), ADR*	7,697	2,119,677
Atreca, Inc. (Class A Stock)*(a)	91,109	1,396,701
Avrobio, Inc.*(a)	265,672	3,371,378
Blueprint Medicines Corp.*	49,724	4,834,665
Bolt Biotherapeutics, Inc.*	49,709	1,635,923
CareDx, Inc.*(a)	83,934	5,715,066
ChemoCentryx, Inc.*	58,047	2,974,328
CRISPR Therapeutics AG (Switzerland)*(a)	16,338	1,990,785
Curis, Inc.*(a)	379,369	4,294,457
Deciphera Pharmaceuticals, Inc.*	70,962	3,181,936
Dicerna Pharmaceuticals, Inc.*(a)	196,321	5,019,928
Fate Therapeutics, Inc.*(a)	21,163	1,744,889
Harpoon Therapeutics, Inc.*	143,227	2,996,309
IGM Biosciences, Inc.*(a)	36,052	2,764,828
Instil Bio, Inc.*	81,835	2,052,422
Iovance Biotherapeutics, Inc.*	47,009	1,488,305
KalVista Pharmaceuticals, Inc.*	81,398	2,091,115
Karuna Therapeutics, Inc.*	35,134	4,224,161
Kronos Bio, Inc.*(a)	50,440	1,476,379
Kura Oncology, Inc.*	81,910	2,315,596
Magenta Therapeutics, Inc.*(a)	180,411	2,136,066
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
MeiraGTx Holdings PLC*	111,490	$1,608,801
Mirati Therapeutics, Inc.*	17,784	3,046,399
Olink Holding AB (Sweden), ADR*	56,500	2,034,000
ORIC Pharmaceuticals, Inc.*(a)	120,547	2,953,401
Passage Bio, Inc.*(a)	99,949	1,747,109
PMV Pharmaceuticals, Inc.*(a)	62,811	2,065,854
Relay Therapeutics, Inc.*(a)	57,782	1,997,524
Repare Therapeutics, Inc. (Canada)*(a)	56,102	1,721,770
Replimune Group, Inc.*	173,626	5,297,329
Sana Biotechnology, Inc.*(a)	34,019	1,138,616
Sigilon Therapeutics, Inc.*(a)	40,939	914,987
TG Therapeutics, Inc.*(a)	53,727	2,589,641
Turning Point Therapeutics, Inc.*	35,658	3,372,890
Twist Bioscience Corp.*(a)	9,159	1,134,434
Ultragenyx Pharmaceutical, Inc.*	46,808	5,329,559
United Therapeutics Corp.*	36,967	6,183,470
Xencor, Inc.*	51,990	2,238,689
Xenon Pharmaceuticals, Inc. (Canada)*	108,706	1,945,837
Zymeworks, Inc. (Canada)*(a)	56,591	1,787,144
		125,538,854
Building Products — 2.7%
AZEK Co., Inc. (The)*	235,887	9,919,049
Masonite International Corp.*	39,668	4,571,340
Simpson Manufacturing Co., Inc.	50,419	5,229,963
Trex Co., Inc.*(a)	79,717	7,297,294
		27,017,646
Capital Markets — 1.4%
Houlihan Lokey, Inc.	58,498	3,890,702
Moelis & Co. (Class A Stock)(a)	163,543	8,975,240
Trinity Capital, Inc.	107,600	1,605,392
		14,471,334
Chemicals — 0.7%
Avient Corp.	149,047	7,045,452
Commercial Services & Supplies — 2.0%
IAA, Inc.*	94,463	5,208,690
Montrose Environmental Group, Inc.*	98,850	4,961,281
Tetra Tech, Inc.	70,061	9,508,679
		19,678,650
Communications Equipment — 0.6%
Viavi Solutions, Inc.*	356,398	5,595,449
Construction & Engineering — 2.0%
Ameresco, Inc. (Class A Stock)*	135,303	6,579,785
MasTec, Inc.*(a)	88,789	8,319,529
NV5 Global, Inc.*	56,910	5,495,799
		20,395,113
Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*	63,419	1,777,000
Diversified Consumer Services — 1.6%
Chegg, Inc.*	181,610	15,556,713
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 1.2%
Bandwidth, Inc. (Class A Stock)*(a)	31,471	$3,988,635
Cogent Communications Holdings, Inc.	66,416	4,566,764
Vonage Holdings Corp.*	291,058	3,440,306
		11,995,705
Electrical Equipment — 2.7%
Array Technologies, Inc.*(a)	157,573	4,698,827
Generac Holdings, Inc.*	35,600	11,657,220
Regal Beloit Corp.	53,308	7,605,985
Shoals Technologies Group, Inc. (Class A Stock)*(a)	91,079	3,167,728
		27,129,760
Electronic Equipment, Instruments & Components — 0.7%
FARO Technologies, Inc.*	46,706	4,043,339
II-VI, Inc.*(a)	49,933	3,413,919
		7,457,258
Entertainment — 0.3%
Cinemark Holdings, Inc.*(a)	155,079	3,165,162
Equity Real Estate Investment Trusts (REITs) — 1.5%
QTS Realty Trust, Inc. (Class A Stock)(a)	76,374	4,738,243
Ryman Hospitality Properties, Inc.*(a)	131,075	10,159,623
		14,897,866
Food & Staples Retailing — 1.5%
Grocery Outlet Holding Corp.*(a)	128,128	4,726,642
Performance Food Group Co.*	185,937	10,711,830
		15,438,472
Food Products — 2.0%
Freshpet, Inc.*	84,511	13,421,192
Simply Good Foods Co. (The)*	229,250	6,973,785
		20,394,977
Health Care Equipment & Supplies — 3.8%
AtriCure, Inc.*	185,853	12,177,089
Bioventus, Inc. (Class A Stock)*(a)	137,522	2,101,336
Merit Medical Systems, Inc.*	24,559	1,470,593
SeaSpine Holdings Corp.*	116,803	2,032,372
Silk Road Medical, Inc.*	89,290	4,522,539
STAAR Surgical Co.*	80,800	8,517,128
TransMedics Group, Inc.*(a)	175,956	7,300,414
		38,121,471
Health Care Providers & Services — 2.0%
AdaptHealth Corp.*	115,400	4,242,104
Addus HomeCare Corp.*	35,214	3,683,032
Castle Biosciences, Inc.*	57,624	3,944,939
Covetrus, Inc.*	108,614	3,255,162
LHC Group, Inc.*	27,966	5,347,379
		20,472,616
Health Care Technology — 0.5%
Inspire Medical Systems, Inc.*	26,042	5,390,434
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 8.4%
BJ’s Restaurants, Inc.*	59,472	$3,454,134
Bloomin’ Brands, Inc.*	275,156	7,442,970
Churchill Downs, Inc.	77,890	17,713,744
Chuy’s Holdings, Inc.*(a)	89,362	3,960,524
Dave & Buster’s Entertainment, Inc.*(a)	174,332	8,350,503
Everi Holdings, Inc.*	343,067	4,840,675
Jack in the Box, Inc.(a)	80,099	8,793,268
Lindblad Expeditions Holdings, Inc.*(a)	137,529	2,599,298
Noodles & Co.*(a)	221,134	2,288,737
Planet Fitness, Inc. (Class A Stock)*	145,939	11,281,084
SeaWorld Entertainment, Inc.*	103,837	5,157,584
Six Flags Entertainment Corp.*	164,081	7,624,844
		83,507,365
Household Durables — 1.5%
Installed Building Products, Inc.	49,126	5,447,091
Meritage Homes Corp.*	23,203	2,132,820
TopBuild Corp.*	33,747	7,067,634
		14,647,545
Insurance — 1.2%
BRP Group, Inc. (Class A Stock)*	266,693	7,267,384
Palomar Holdings, Inc.*	71,782	4,812,266
		12,079,650
Interactive Media & Services — 0.9%
EverQuote, Inc. (Class A Stock)*(a)	108,724	3,945,594
MediaAlpha, Inc. (Class A Stock)*	129,490	4,587,831
		8,533,425
Internet & Direct Marketing Retail — 1.3%
Magnite, Inc.*(a)	215,239	8,956,095
Stamps.com, Inc.*	19,604	3,911,194
		12,867,289
IT Services — 2.9%
DigitalOcean Holdings, Inc.*	101,414	4,272,572
LiveRamp Holdings, Inc.*	75,803	3,932,660
Paya Holdings, Inc. (Class A Stock)*(a)	199,965	2,191,616
Perficient, Inc.*	85,807	5,038,587
Repay Holdings Corp.*	77,726	1,825,007
Shift4 Payments, Inc. (Class A Stock)*	88,445	7,253,374
Wix.com Ltd. (Israel)*(a)	14,800	4,132,456
		28,646,272
Leisure Products — 0.6%
YETI Holdings, Inc.*	80,959	5,846,049
Life Sciences Tools & Services — 4.4%
Adaptive Biotechnologies Corp.*	45,145	1,817,538
Maravai LifeSciences Holdings, Inc. (Class A Stock)*(a)	182,912	6,518,984
Medpace Holdings, Inc.*	40,432	6,632,869
NanoString Technologies, Inc.*	73,472	4,827,845
NeoGenomics, Inc.*(a)	344,595	16,619,817
Repligen Corp.*	29,865	5,806,055

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Seer, Inc.*(a)	33,820	$1,691,676
		43,914,784
Machinery — 4.6%
Altra Industrial Motion Corp.	182,326	10,086,274
Astec Industries, Inc.	82,623	6,231,427
Chart Industries, Inc.*(a)	134,176	19,099,954
Hydrofarm Holdings Group, Inc.*(a)	23,832	1,437,546
Terex Corp.	193,088	8,895,564
		45,750,765
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	35,613	1,997,889
Personal Products — 0.6%
BellRing Brands, Inc. (Class A Stock)*	259,048	6,116,123
Pharmaceuticals — 1.9%
Arvinas, Inc.*(a)	58,998	3,899,768
Collegium Pharmaceutical, Inc.*(a)	168,718	3,998,617
Ocular Therapeutix, Inc.*	269,714	4,426,007
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	37,495	3,738,251
Revance Therapeutics, Inc.*(a)	105,702	2,954,371
		19,017,014
Professional Services — 0.7%
TriNet Group, Inc.*	85,113	6,635,409
Semiconductors & Semiconductor Equipment — 7.1%
Allegro MicroSystems, Inc. (Japan)*	151,210	3,833,173
Brooks Automation, Inc.	82,977	6,775,072
Cohu, Inc.*	78,609	3,289,001
Diodes, Inc.*	55,091	4,398,465
FormFactor, Inc.*	75,124	3,388,844
Lattice Semiconductor Corp.*(a)	222,817	10,031,221
MACOM Technology Solutions Holdings, Inc.*	188,182	10,918,320
MaxLinear, Inc.*	168,349	5,737,334
Monolithic Power Systems, Inc.	14,675	5,183,357
Onto Innovation, Inc.*	102,796	6,754,725
Semtech Corp.*	65,083	4,490,727
Universal Display Corp.	25,137	5,951,687
		70,751,926
Software — 7.9%
ACV Auctions, Inc. (Class A Stock)*(a)	65,398	2,263,425
Alteryx, Inc. (Class A Stock)*(a)	44,369	3,680,852
Datto Holding Corp.*(a)	37,555	860,385
Everbridge, Inc.*(a)	31,401	3,805,173
Jamf Holding Corp.*	227,849	8,047,627
LivePerson, Inc.*(a)	72,967	3,848,280
Model N, Inc.*(a)	138,468	4,878,228
Olo, Inc. (Class A Stock)*	65,544	1,729,706
Ping Identity Holding Corp.*(a)	111,317	2,441,182
Q2 Holdings, Inc.*(a)	44,380	4,446,876
Rapid7, Inc.*(a)	215,830	16,103,076
Sailpoint Technologies Holdings, Inc.*	158,019	8,002,082
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Sumo Logic, Inc.*(a)	111,572	$2,104,248
Tenable Holdings, Inc.*	125,282	4,533,329
Varonis Systems, Inc.*	199,713	10,253,265
Viant Technology, Inc. (Class A Stock)*(a)	28,400	1,502,076
		78,499,810
Specialty Retail — 3.7%
Children’s Place, Inc. (The)*(a)	123,977	8,641,197
Dick’s Sporting Goods, Inc.	72,640	5,531,536
Five Below, Inc.*	33,006	6,297,215
National Vision Holdings, Inc.*(a)	266,933	11,699,673
Petco Health & Wellness Co., Inc.*(a)	127,559	2,826,707
Tilly’s, Inc. (Class A Stock)*	131,662	1,490,414
		36,486,742
Technology Hardware, Storage & Peripherals — 0.3%
Super Micro Computer, Inc.*	69,037	2,696,585
Textiles, Apparel & Luxury Goods — 1.5%
PVH Corp.*	76,871	8,125,265
Tapestry, Inc.*	168,587	6,947,470
		15,072,735
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.	60,258	2,861,652
Trading Companies & Distributors — 1.7%
Boise Cascade Co.	105,112	6,288,851
H&E Equipment Services, Inc.	25,647	974,586
Herc Holdings, Inc.*	94,329	9,558,357
		16,821,794

Total Long-Term Investments (cost $681,062,948)		984,245,796
Short-Term Investments — 16.4%
Affiliated Mutual Fund — 15.3%
PGIM Institutional Money Market Fund (cost $153,048,991; includes $153,029,410 of cash collateral for securities on loan)(b)(we)	153,118,773	153,042,213
Unaffiliated Fund — 1.1%
BlackRock Liquidity FedFund, (Institutional Shares)	10,776,105	10,776,105
(cost $10,776,105)

Total Short-Term Investments (cost $163,825,096)		163,818,318

TOTAL INVESTMENTS—115.0% (cost $844,888,044)		1,148,064,114

Liabilities in excess of other assets — (15.0)%		(149,892,794)

Net Assets — 100.0%		$998,171,320

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,340,601; cash collateral of $153,029,410 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4